Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41722
Entity Registrant Name	METALS ACQUISITION LIMITED
Entity Central Index Key	0001950246
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	3rd Floor, 44 Esplanade
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 9WG
City Area Code	44
Local Phone Number	1534 514 000
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	MTAL
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	50,236,544
Contact Personnel Name	Michael James McMullen
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Ernst & Young LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1263
Deloitte Touche Tohmatsu [Member]
Document Information [Line Items]
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Paramatta, Australia
Auditor Firm ID	1070